Disposal of Subsidiaries- Additional Information (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2017 CNY (¥) Subsidiary shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of wholly owned subsidiaries | Subsidiary	6
Impairment losses of long-lived assets			¥ 401,808,000
Impairment losses of goodwill		¥ 0	766,440,000	¥ 0
Gain on disposal of subsidiaries			¥ 497,036,000
WiFire Group Inc. ("WiFire Group")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest transferred	66.67%
Consideration price	¥ 6
Equity interest	33.33%
Aipu Group
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration price	¥ 1
Number of shares transferred | shares	2
Ownership percentage before transaction	50.00%
Description of ownership after transfer of shares	The Company's ownership in SC Aipu changed from 50% equity interest plus one share to 50% equity interest minus one share and lost control.
Tibet Xingtao Culture Communications Co., Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest transferred			50.00%
Consideration price			¥ 1